Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Underlying Options, Beginning balance	748,086	370,998	480,492
Shares Underlying Options, Granted	54,000	821,998	235,109
Shares Underlying Options, Exercised		(17,643)	(8,538)
Shares Underlying Options, Expired		(12,908)	(120,569)
Shares Underlying Options, Forfeited	(714)	(414,359)	(215,496)
Shares Underlying Options, Ending balance	801,372	748,086	370,998	480,492
Shares Underlying Options, Exercisable	344,304	345,018
Weighted Average Exercise Price, Beginning Balance	$ 5.87	$ 2.13	$ 1.87
Weighted Average Exercise Price, Granted	0.61	10.01	2.77
Weighted Average Exercise Price, Exercised		2.19	1.24
Weighted Average Exercise Price, Expired		11.97	1.38
Weighted Average Exercise Price, Forfeited	2.82	10.76	2.59
Weighted Average Exercise Price, Ending Balance	5.52	5.87	$ 2.13	$ 1.87
Weighted Average Exercise Price, Exercisable	$ 4.23	$ 4.23
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 3 months 21 days	8 years 5 months 4 days	7 years 11 months 12 days
Weighted Average Remaining Contractual Term (in years), Granted	10 years
Weighted Average Remaining Contractual Term (in years), Exercisable	7 years 3 months 21 days	7 years 6 months 21 days
Intrinsic Value, Outstanding, Beginning balance	$ 103,662	$ 3,433,946
Intrinsic Value, Exercised		4,440	$ 10,835
Intrinsic Value, Outstanding, Ending balance	13,245	103,662	$ 3,433,946
Intrinsic Value, Exercisable	$ 13,191	$ 103,251
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Underlying Options, Beginning balance			781,715
Shares Underlying Options, Ending balance				781,715
Weighted Average Exercise Price, Beginning Balance			$ 1.15
Weighted Average Exercise Price, Ending Balance				$ 1.15
Weighted Average Remaining Contractual Term (in years), Outstanding				7 years 2 months 12 days
Intrinsic Value, Outstanding, Beginning balance			$ 369,102
Intrinsic Value, Outstanding, Ending balance				$ 369,102
Retroactive Application of Recapitalization [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Underlying Options, Beginning balance			(301,223)
Shares Underlying Options, Ending balance				(301,223)
Weighted Average Exercise Price, Beginning Balance			$ 0.72
Weighted Average Exercise Price, Ending Balance				$ 0.72